BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2014
Brokers and Dealers [Abstract]
Brokerage receivables and Brokerage payables
Brokerage receivables and Brokerage payables consisted of the following at December 31:

In millions of dollars	2014	2013
Receivables from customers	$10,380	$5,811
Receivables from brokers, dealers, and clearing organizations	18,039	19,863
Total brokerage receivables (1)	$28,419	$25,674
Payables to customers	$33,984	$34,751
Payables to brokers, dealers, and clearing organizations	18,196	18,956
Total brokerage payables (1)	$52,180	$53,707

(1)	Brokerage receivables and payables are accounted for in accordance with ASC 940-320.